Personnel costs - Summary of Measurement of Restricted Stock Unit Plan Based On Binomial Model (Detail) - 2021 Stock Option Plan - Restricted Stock Units	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 € / shares
Tranche 2021 I
Disclosure Of Measurement Of Other Equity Instruments Granted During Period [Line Items]
Exercise price | (per share)	$ 0	€ 0
Term in years	4 years 9 months 7 days	4 years 9 months 7 days
Remaining term in years	3 years 3 months 7 days	4 years 3 months 7 days
Share price as of the valuation date | (per share)	$ 80.6	€ 80.6
Expected dividend yield	0.00%	0.00%
Expected volatility	39.83%	39.83%
Risk-free interest rate	(0.60%)	(0.60%)
RSU-value | (per share)	$ 80.6	€ 80.6
Tranche 2021 II
Disclosure Of Measurement Of Other Equity Instruments Granted During Period [Line Items]
Exercise price | (per share)	$ 0	€ 0
Term in years	4 years 6 months 7 days	4 years 6 months 7 days
Remaining term in years	3 years 3 months 7 days	4 years 3 months 7 days
Share price as of the valuation date | (per share)	$ 62.9	€ 62.9
Expected dividend yield	0.00%	0.00%
Expected volatility	39.75%	39.75%
Risk-free interest rate	(0.62%)	(0.62%)
RSU-value | (per share)	$ 62.9	€ 62.9
Tranche 2022 I
Disclosure Of Measurement Of Other Equity Instruments Granted During Period [Line Items]
Exercise price	$ 0
Term in years	5 years 3 months 3 days
Remaining term in years	4 years 3 months 7 days
Share price as of the valuation date	$ 46.35
Expected dividend yield	0.00%
Expected volatility	38.89%
Risk-free interest rate	(0.45%)
RSU-value	$ 46.35
Tranche 2022 II
Disclosure Of Measurement Of Other Equity Instruments Granted During Period [Line Items]
Exercise price	$ 0
Term in years	5 years 7 days
Remaining term in years	4 years 3 months 7 days
Share price as of the valuation date	$ 40.65
Expected dividend yield	0.00%
Expected volatility	39.14%
Risk-free interest rate	0.37%
RSU-value	$ 40.65
Tranche 2022 III
Disclosure Of Measurement Of Other Equity Instruments Granted During Period [Line Items]
Exercise price	$ 0
Term in years	4 years 9 months 7 days
Remaining term in years	4 years 3 months 7 days
Share price as of the valuation date	$ 26.75
Expected dividend yield	0.00%
Expected volatility	39.54%
Risk-free interest rate	0.87%
RSU-value	$ 26.75
Tranche 2022 IV
Disclosure Of Measurement Of Other Equity Instruments Granted During Period [Line Items]
Exercise price	$ 0
Term in years	4 years 6 months 7 days
Remaining term in years	4 years 3 months 7 days
Share price as of the valuation date	$ 19.76
Expected dividend yield	0.00%
Expected volatility	45.59%
Risk-free interest rate	1.92%
RSU-value	$ 19.76